Commitments and Contingencies	6 Months Ended
Jun. 30, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7: COMMITMENTS AND CONTINGENCIES

As of June 30, 2016, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (December 31, 2015: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.
Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2017.

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts can be reasonably estimated, based upon facts known on the date the financial statements were prepared. Although the Company cannot predict with certainty the ultimate resolutions of these matters, in the opinion of management, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company's financial position, results of operations or liquidity.

On March 30, 2016, Navios Logistics received written notice from Vale International S.A. (“Vale International”) stating that Vale International will not be performing the service contract entered between CNSA and Vale International on September 27, 2013 relating to the iron ore port facility currently under construction in Nueva Palmira, Uruguay. Navios Logistics believes that Vale International's position is without merit and initiated arbitration proceedings in London on June 10, 2016 pursuant to the dispute resolution provisions of the service contract. No assurances can be provided that Navios Logistics will prevail in the arbitration or that Vale International will finally perform the contract. If Vale International fails to perform, there may be a significant impact on Navios Logistics' future business. While the arbitration proceedings are confidential, Navios Logistics will seek to provide periodic updates.

Navios Logistics currently has a dispute with Vale International regarding the termination date of a COA contract which is under arbitration proceedings in New York. The Company has received full security for its claim to date.

The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through July 2026.
As of June 30, 2016, the Company's future minimum commitments, net of commissions under chartered-in vessels, barges and pushboats were as follows:

	In operation	To be delivered	Total
June 30, 2017	$86,011	$14,217	$100,228
June 30, 2018	83,037	23,433	106,470
June 30, 2019	74,786	23,433	98,219
June 30, 2020	68,331	23,497	91,828
June 30, 2021	47,230	23,433	70,663
June 30, 2022 and thereafter	57,199	93,839	151,038
Total	$416,594	$201,852	$618,446

Navios Logistics has obligations related to the acquisition of three new pushboats, the expansion of its dry port facility and the remaining installments for the acquisition of the chartered-in fleet consisting of one pushboat and three liquid barges of $10,933, $48,154 and $1,911, respectively, until March 31, 2017.